Taxes on Income (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of provision for income taxes [Abstract]
Current tax
Deferred tax
Provision for income taxes, net